Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination
Business Combination

4.Business Combination

On November 12, 2020, the Company completed the acquisition of 100% equity interest of PCL and PML for total consideration of $9,033 in the form of issued and unissued ordinary shares of SPI, valued at $7.87 per share, subject to certain adjustments. PCL and PML are an electric drivetrain manufacturer for medium-duty commercial vehicles and final stage manufacturer that integrates its drivetrains into these vehicles.

The Group accounted for the acquisition using the purchase method of accounting under ASC 805, Business Combinations. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on management’s experiences with similar assets and liabilities. As of November 12, 2020, the allocation of the purchase price is as follows:

Identifiable assets acquired and liabilities assumed

Cash and cash equivalent	$228
Account and other receivables, net	1,092
Inventories, net	1,565
Property, plant and equipment, net	2,864
Identifiable intangible assets, net	3,043
Prepaid expenses and other assets, current and non-current	537
Accounts payables	(1,449)
Accrued and other liabilities	(2,908)
Other long-term liabilities	(210)
Identifiable assets acquired and liabilities assumed (a)	4,762
Consideration (b)	9,033
Goodwill (b-a)	$4,271

The excess of the purchase price over the tangible assets and identifiable intangible assets acquired reduced by liabilities assumed was initially recorded as goodwill and the goodwill is deductible for tax purposes.

Pro Forma Results (Unaudited)

The following summary, prepared on a pro forma basis pursuant to ASC 805, presents the Company’s unaudited consolidated results of operations for the year ended December 31, 2020 as if acquisition had been completed on January 1, 2020. The pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had acquisition been consummated as of January 1, 2020.

Unaudited
Revenue	$4,509
Net loss	(4,665)